Income Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Income Taxes (Details) [Line Items]
Income tax rate	27.00%	27.00%
Canadian [Member]
Income Taxes (Details) [Line Items]
Net operational losses	$ 4,871,781	$ 3,735,000
Kazakhstani [Member]
Income Taxes (Details) [Line Items]
Net operational losses		$ 156,000